RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Disclosure of transactions with related parties
	For the year ended December 31,
	2025	2024	2023
	US Dollars in thousands
Payroll, options and payments to related parties employed by the Company	1,863	3,550	2,671
Payroll to directors	229	228	176
Transactions - associated companies	-	3,474	2,202

Disclosure of balances with related parties
	December 31,
	2025	2024
	US Dollars in thousands
Receivables – associated companies	-	3,903
Trade payables – related companies and parties	102	83
Other payables – related companies and parties	44	37